Goodwill	12 Months Ended
Apr. 30, 2023
Goodwill [Abstract]
Goodwill

8. Goodwill

Goodwill represented the excess fair value of the assets under the fair value of the identifiable assets owned at the closing of the acquisition of Maison Monetary Park, including an assembled workforce, which cannot be sold or transferred separately from the other assets in the business. See Note 18 — “Acquisition of subsidiary” for additional information. As of April 30, 2023, the Company had goodwill of $2,222,211. The Company did not record any impairment to the goodwill for the year ended April 30, 2023.